KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2022
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2022	12/31/2021

Salaries, social security and other benefits	1,201,651	803,905
Share-based incentives	2,062,345	873,407
Total	3,263,996	1,677,312